Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

Supplement dated October 21, 2013 to the

Summary Prospectuses and Prospectuses dated May 1, 2013, amended and restated September 30, 2013

Effective immediately, the information below supplements and replaces the information in the "Fund Performance" section on page 12 of the Class A and C Prospectus, page 10 of the Class I and Class R and Z Prospectuses, and page 7 of the Summary Prospectuses:

FUND PERFORMANCE

Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class A & C | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

Supplement dated October 21, 2013 to the

Summary Prospectuses and Prospectuses dated May 1, 2013, amended and restated September 30, 2013

Effective immediately, the information below supplements and replaces the information in the "Fund Performance" section on page 12 of the Class A and C Prospectus, page 10 of the Class I and Class R and Z Prospectuses, and page 7 of the Summary Prospectuses:

FUND PERFORMANCE

Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 437-9912
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Class I | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

Supplement dated October 21, 2013 to the

Summary Prospectuses and Prospectuses dated May 1, 2013, amended and restated September 30, 2013

Effective immediately, the information below supplements and replaces the information in the "Fund Performance" section on page 12 of the Class A and C Prospectus, page 10 of the Class I and Class R and Z Prospectuses, and page 7 of the Summary Prospectuses:

FUND PERFORMANCE

Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 437-9912
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Class R & Class Z | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

Supplement dated October 21, 2013 to the

Summary Prospectuses and Prospectuses dated May 1, 2013, amended and restated September 30, 2013

Effective immediately, the information below supplements and replaces the information in the "Fund Performance" section on page 12 of the Class A and C Prospectus, page 10 of the Class I and Class R and Z Prospectuses, and page 7 of the Summary Prospectuses:

FUND PERFORMANCE

Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund's average annual returns compare with those of broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operation as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 437-9912
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.